Concentrations, Risks, and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations, Risks, and Uncertainties [Abstract]
Concentrations, Risks, and Uncertainties

14. Concentrations, Risks, and Uncertainties

Customer Concentrations

The Company has the following concentrations of business with each customer constituting greater than 10% of the Company's gross sales:

	For The Three Months Ended
	March 31,
	2014	2013

Customer A	99.98%	-
Customer B	-	37%
Customer C	-	37%
Customer D	-	26%

* Constitutes less than 10% of the Company's gross sales.

The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware of any financial difficulties being experienced by its major customers.

13. Concentrations, Risks, and Uncertainties

Customer Concentrations

The Company has the following concentrations of business with each customer constituting greater than 10% of the Company's gross sales:

	For The Years Ended
	December 31,
	2013	2012

Customer A	34%		*
Customer B	15%		*
Customer C	*	86%

* Constitutes less than 10% of the Company's gross sales.

The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware of any financial difficulties being experienced by its major customers.